Deposits (Tables)	9 Months Ended
Jul. 31, 2021
Text Block [Abstract]
Summary of Deposit Liabilities

	As at
	July 31, 2021				October 31, 2020
(Millions of Canadian dollars)	Demand (1)	Notice (2)	Term (3)	Total	Demand (1)	Notice (2)	Term (3)	Total
Personal	$204,925	$62,952	$90,623	$358,500	$182,745	$61,761	$98,546	$343,052
Business and government	345,285	19,911	315,217	680,413	315,472	16,585	292,254	624,311
Bank	13,412	837	31,716	45,965	12,502	956	31,064	44,522
	$563,622	$83,700	$437,556	$1,084,878	$510,719	$79,302	$421,864	$1,011,885
Non-interest-bearing (4)
Canada	$146,620	$7,776	$809	$155,205	$123,402	$7,390	$368	$131,160
United States	51,082	–	–	51,082	43,831	–	–	43,831
Europe (5)	527	–	–	527	654	–	–	654
Other International	7,560	–	–	7,560	7,372	–	–	7,372
Interest-bearing (4)
Canada	308,511	19,674	314,159	642,344	287,046	19,036	310,492	616,574
United States	6,816	55,491	71,033	133,340	7,190	52,046	57,037	116,273
Europe (5)	36,229	759	37,895	74,883	33,810	830	37,250	71,890
Other International	6,277	–	13,660	19,937	7,414	–	16,717	24,131
	$563,622	$83,700	$437,556	$1,084,878	$510,719	$79,302	$421,864	$1,011,885

(1)	Demand deposits are deposits for which we do not have the right to require notice of withdrawal, which includes both savings and chequing accounts.
(2)	Notice deposits are deposits for which we can legally require notice of withdrawal. These deposits are primarily savings accounts.
(3)	Term deposits are deposits payable on a fixed date, and include term deposits, guaranteed investment certificates and similar instruments.
(4)	The geographical splits of the deposits are based on the point of origin of the deposits and where the revenue is recognized. As at July 31, 2021, deposits denominated in U.S. dollars, British pounds, Euro and other foreign currencies were $394.3 billion
,
$32.1
 billion,
$43.1
billion and
$28.0
 billion,
respectively (October 31, 2020 – $347.5 billion, $31.9 billion, $46.6 billion and $33.4 billion, respectively).
(5)	Europe includes the United Kingdom, Luxembourg, the Channel Islands, France and Italy.

Summary of Contractual Maturities of Term Deposit Liabilities
Contractual maturities of term deposits

	As at
(Millions of Canadian dollars)	July 31 2021	October 31 2020 (1)
Within 1 year:
less than 3 months	$146,400	$123,290
3 to 6 months	54,116	65,782
6 to 12 months	89,408	80,737
1 to 2 years	34,240	34,400
2 to 3 years	39,332	42,907
3 to 4 years	22,471	21,136
4 to 5 years	23,854	22,885
Over 5 years	27,735	30,727
	$437,556	$421,864
Aggregate amount of term deposits in denominations of one hundred thousand dollars or more	$407,000	$388,000

(1)	Amounts previously presented were reclassified to reflect the contractual maturities of certain term deposits.